ANCHOR SERIES TRUST
SUNAMERICA SERIES TRUST
Supplement to the Prospectus
dated May 1, 2004

SEASONS SERIES TRUST
Supplement to the Prospectus
dated August 2, 2004

This Supplement replaces the Supplement dated December 10, 2004.

The language in the Supplement dated December 10, 2004, is hereby deleted in its entirety.

Date: January 13, 2005